Related Party Transactions and Balances (Details) - Schedule of Transactions with Related Parties - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Service fees charged by related parties
Service fees charged by related parties			$ 45,440
Payment of dividends
Payment of dividends		57,552	57,402
Shanghai Jingxin Trading Co. Ltd. (“Jingxin”) [Member]
Sales of products to related parties
Sales of products to related parties		77,193
Shanghai Youshan Corporate Consulting Co., Ltd. (“Youshan”) [Member]
Purchase of products from related parties
Purchase of products from related parties		3,154,511
Jingqi [Member]
Rental expenses charged by related parties
Rental expenses charged by related parties	[1]		13,218
Service fees charged by related parties
Service fees charged by related parties			2,139
Jingrong [Member]
Service fees charged by related parties
Service fees charged by related parties			43,301
Mr. Zhu Jian [Member]
Payment of dividends
Payment of dividends		19,184	19,134
Mr. Wang Jun [Member]
Payment of dividends
Payment of dividends		19,184	19,134
Mr. Tang Jing [Member]
Payment of dividends
Payment of dividends		$ 19,184	$ 19,134

[1]	In March 2021, the Company extended the office sub-lease agreement to February 2023. Jingqi charges the Company a monthly rental fee of approximately $12,887 and a monthly property management fee of approximately $2,085.